Other financial liabilities (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Financial Liabilities
Credit card obligations		R$ 38,941,974	R$ 45,976,315	R$ 48,912,963
Unsettled financial transactions	[1]	20,743,759	10,861,143	7,210,396
Dividends and Interest on Capital payable		191,720	1,029,952	1,223,310
Tax collection accounts - Tax payables		1,108,778	969,939	864,292
Liability associated with the transfer of assets (Note 9.g)		32,138	40,511	55,105
Other financial liabilities		10,496,253	10,030,440	8,595,084
Total		R$ 71,514,622	R$ 68,908,300	R$ 66,861,150

[1]	Includes transactions to be settled with B3 S.A. and payment orders in foreign currency.